Share Based Payment - Schedule of Fair Value of the Options Granted (Details) - Employees and Directors [Member]	6 Months Ended
Jun. 30, 2025 $ / shares
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility	92.06%
Exercise price (in Dollars per share)	$ 0.93
Share price (in Dollars per share)	$ 0.93
Risk-free interest rate	4.38%
Dividend yield	0.00%
Expected life (years)	10 years